Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash deposits	$ 523.7	$ 118.7
Term deposits	10.5	13.4
Cash and cash equivalents	$ 534.2	$ 132.1	$ 69.7